Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 80.41%
FHLMC (30 Day Average U.S. SOFR +0.26%) ±	0.54%	7-1-2031	$ 3,500,000	$ 3,497,104
FHLMC (1 Year Treasury Constant Maturity +0.85%) ±	0.93	4-1-2030	12,103	12,104
FHLMC (11th District COFI +1.25%) ±	1.47	1-1-2030	1,670	1,676
FHLMC (11th District COFI +1.25%) ±	1.47	1-1-2030	387	387
FHLMC (11th District COFI +1.25%) ±	1.47	7-1-2030	87,793	88,064
FHLMC (11th District COFI +1.28%) ±	1.49	2-1-2035	32,052	32,079
FHLMC (6 Month LIBOR +1.42%) ±	1.67	2-1-2037	1,615	1,653
FHLMC (12 Month LIBOR +1.51%) ±	1.76	2-1-2037	44,329	44,026
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	1.95	1-1-2023	1,848	1,849
FHLMC (1 Year Treasury Constant Maturity +1.87%) ±	1.96	5-1-2035	237,350	237,047
FHLMC (6 Month LIBOR +1.73%) ±	1.98	6-1-2024	2,153	2,146
FHLMC (12 Month LIBOR +1.73%) ±	1.98	1-1-2035	246,017	244,678
FHLMC (12 Month LIBOR +1.74%) ±	1.99	12-1-2036	148,482	153,267
FHLMC (12 Month LIBOR +1.75%) ±	2.00	6-1-2033	170,403	169,945
FHLMC (12 Month Treasury Average +1.90%) ±	2.02	5-1-2028	91,768	91,395
FHLMC (12 Month LIBOR +1.77%) ±	2.02	6-1-2035	128,901	128,248
FHLMC (6 Month LIBOR +1.68%) ±	2.02	1-1-2037	485,283	498,131
FHLMC (12 Month LIBOR +1.78%) ±	2.03	11-1-2035	122,703	126,746
FHLMC (12 Month LIBOR +1.77%) ±	2.05	10-1-2035	396,277	396,198
FHLMC (12 Month LIBOR +1.79%) ±	2.06	1-1-2040	1,193,346	1,231,102
FHLMC (12 Month LIBOR +1.80%) ±	2.08	9-1-2037	143,379	148,330
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	2.11	11-1-2034	160,894	160,280
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	2.12	3-1-2025	8,931	8,904
FHLMC (12 Month LIBOR +1.75%) ±	2.12	5-1-2033	119,664	119,035
FHLMC (1 Year Treasury Constant Maturity +2.00%) ±	2.13	8-1-2033	451,158	451,402
FHLMC (6 Month LIBOR +1.80%) ±	2.15	6-1-2037	168,070	167,487
FHLMC (1 Year Treasury Constant Maturity +2.04%) ±	2.16	12-1-2035	245,815	245,903
FHLMC (12 Month LIBOR +1.73%) ±	2.16	5-1-2037	517,249	532,674
FHLMC (12 Month LIBOR +1.67%) ±	2.17	8-1-2035	117,800	116,725
FHLMC (12 Month LIBOR +1.78%) ±	2.18	9-1-2037	165,254	170,620
FHLMC (12 Month LIBOR +1.80%) ±	2.18	10-1-2043	3,012,298	3,100,499
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	2.19	7-1-2024	8,283	8,297
FHLMC (12 Month LIBOR +1.93%) ±	2.20	4-1-2035	504,634	500,569
FHLMC (12 Month LIBOR +1.82%) ±	2.20	5-1-2039	223,394	221,936
FHLMC (12 Month LIBOR +1.77%) ±	2.21	10-1-2036	180,170	186,610
FHLMC (12 Month LIBOR +1.83%) ±	2.21	6-1-2043	3,323,531	3,446,802
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.22	8-1-2033	14,888	14,872
FHLMC (12 Month LIBOR +1.85%) ±	2.22	7-1-2038	657,565	678,228
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.23	11-1-2026	38,700	38,668
FHLMC (12 Month LIBOR +1.86%) ±	2.23	9-1-2036	232,593	237,357
FHLMC (12 Month LIBOR +1.99%) ±	2.24	7-1-2036	196,136	194,933
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.27	9-1-2033	49,730	52,075
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	2.30	10-1-2037	341,896	348,573
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	2.31	6-1-2033	273,706	273,171
FHLMC (12 Month LIBOR +1.62%) ±	2.32	7-1-2045	564,430	577,155
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.33	6-1-2036	370,805	383,592
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	2.34	12-1-2033	296,016	295,490
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.35	2-1-2034	287,522	286,642
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.35	7-1-2034	145,655	145,072
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.35	10-1-2036	113,788	113,866
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	2.35	7-1-2038	141,130	140,977
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	2.36	7-1-2027	167,068	167,216
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.36%	2-1-2034	$ 37,042	$ 36,876
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.36	1-1-2037	34,613	36,043
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	2.37	7-1-2031	58,151	58,105
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.37	12-1-2034	125,968	125,666
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	5-1-2034	32,133	33,031
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.38	2-1-2036	160,504	162,622
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.39	11-1-2027	187,450	187,207
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.39	4-1-2036	169,359	171,250
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	2.40	11-1-2029	28,643	28,569
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.40	9-1-2031	30,210	30,161
FHLMC (1 Year Treasury Constant Maturity +2.39%)	2.41	11-1-2029	44,346	44,346
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	2.41	1-1-2035	147,274	147,155
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.41	4-1-2037	1,234,084	1,284,829
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.42	1-1-2028	6,889	6,884
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	2.43	6-1-2025	23,532	23,452
FHLMC (12 Month LIBOR +1.82%) ±	2.43	4-1-2035	576,229	592,968
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.45	1-1-2028	1,069	1,069
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.45	7-1-2038	6,106,204	6,331,577
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.45	9-1-2038	2,229,754	2,314,981
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.46	2-1-2035	270,578	269,981
FHLMC (6 Month LIBOR +2.11%) ±	2.47	6-1-2026	261,220	260,550
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	2.47	7-1-2034	97,853	97,953
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.47	6-1-2035	35,105	36,486
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.47	9-1-2036	6,284,274	6,563,436
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	2.48	1-1-2037	384,466	382,274
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.50	6-1-2030	156,186	156,162
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.50	5-1-2038	298,604	299,824
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	2.51	9-1-2033	146,632	146,848
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	2.51	2-1-2036	2,342,372	2,428,872
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.52	4-1-2038	361,334	374,481
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	2.53	4-1-2032	1,101,617	1,122,989
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.55	8-1-2027	2,893	2,883
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	2.55	2-1-2034	1,846,939	1,899,299
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	2.56	10-1-2033	392,444	393,100
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	2.57	8-1-2029	6,943	6,917
FHLMC (12 Month Treasury Average +2.46%) ±	2.58	10-1-2029	62,314	62,313
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.58	11-1-2029	91,167	90,908
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	2.58	7-1-2031	132,401	131,616
FHLMC (12 Month LIBOR +1.84%) ±	2.59	4-1-2037	193,373	200,086
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	6-1-2030	19,524	19,460
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	2.60	6-1-2035	397,696	408,473
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.60	6-1-2035	148,747	149,042
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.62	4-1-2023	17,163	17,126
FHLMC (12 Month LIBOR +1.91%) ±	2.62	3-1-2032	157,698	156,644
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	2.62	5-1-2032	77,680	77,187
FHLMC (1 Year Treasury Constant Maturity +2.49%) ±	2.62	12-1-2032	59,304	59,164
FHLMC (12 Month LIBOR +1.90%) ±	2.63	4-1-2037	164,947	171,052
FHLMC (12 Month LIBOR +1.64%) ±	2.66	6-1-2050	3,036,066	2,916,063
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	2.67	9-1-2029	20,942	20,878
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	2.69	4-1-2034	150,978	150,442
FHLMC (12 Month LIBOR +2.05%) ±	2.70	3-1-2038	651,645	678,097
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	10-1-2024	20,006	19,905
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	10-1-2025	5,205	5,179
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.73	2-1-2030	21,731	21,651
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.73	1-1-2037	724,748	756,012
See accompanying notes to portfolio of investments

2  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	2.75%	11-1-2029	$ 47,373	$ 47,161
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	2.75	5-1-2037	21,277	21,406
FHLMC (12 Month Treasury Average +2.52%) ±	2.77	6-1-2028	22,372	22,320
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	2.78	9-1-2030	26,025	26,084
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	2.79	4-1-2034	88,407	88,032
FHLMC (6 Month LIBOR +2.12%) ±	2.80	5-1-2037	21,334	21,280
FHLMC (1 Year Treasury Constant Maturity +2.69%) ±	2.81	5-1-2028	70,939	70,868
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	2.82	4-1-2029	30,580	30,509
FHLMC (12 Month LIBOR +1.62%) ±	2.87	11-1-2047	2,790,926	2,776,797
FHLMC (12 Month LIBOR +1.87%) ±	2.88	5-1-2035	20,060	20,067
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.91	7-1-2029	30,953	31,058
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	2.91	9-1-2030	40,769	40,492
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	2.93	6-1-2030	57,544	57,241
FHLMC (12 Month LIBOR +1.75%) ±	3.02	4-1-2035	82,264	85,133
FHLMC (11th District COFI +2.29%) ±	3.04	12-1-2025	2,447	2,455
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	3.23	4-1-2034	64,058	64,135
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	3.24	3-1-2027	25,238	25,277
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.25	5-1-2034	105,683	105,794
FHLMC (11th District COFI +2.57%) ±	3.36	12-1-2025	71,474	71,531
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	3.36	4-1-2038	607,352	609,439
FHLMC (3 Year Treasury Constant Maturity +2.77%) ±	3.41	6-1-2035	259,078	259,640
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.57	8-1-2027	21,014	20,829
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	3.60	6-1-2032	121,160	121,337
FHLMC	4.00	7-1-2029	996,024	1,015,747
FHLMC (11th District COFI +1.25%) ±	4.01	11-1-2030	9,868	10,071
FHLMC (3 Year Treasury Constant Maturity +2.40%) ±	4.08	5-1-2031	62,227	62,150
FHLMC (6 Month LIBOR +3.83%) ±	4.21	11-1-2026	14,818	14,799
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.50	8-1-2029	6,443	6,422
FHLMC	5.00	10-1-2022	418	429
FHLMC Multifamily Structured Pass-Through Certificates Series KF112 Class AS (30 Day Average U.S. SOFR +0.23%) ±	0.52	4-25-2031	1,844,929	1,824,685
FHLMC Multifamily Structured Pass-Through Certificates Series KF114 Class AS (30 Day Average U.S. SOFR +0.22%) ±	0.51	5-25-2031	1,000,000	985,000
FHLMC Multifamily Structured Pass-Through Certificates Series KF129 Class AS (30 Day Average U.S. SOFR +0.25%) ±	0.85	1-25-2029	4,000,000	3,973,848
FHLMC Multifamily Structured Pass-Through Certificates Series KF135 Class AS (30 Day Average U.S. SOFR +0.37%) ±	0.66	5-25-2029	5,500,000	5,499,999
FHLMC Multifamily Structured Pass-Through Certificates Series KF136 Class AS (30 Day Average U.S. SOFR +0.41%) ±	0.70	4-25-2032	5,000,000	5,000,000
FHLMC Multifamily Structured Pass-Through Certificates Series KF34 Class A (1 Month LIBOR +0.36%) ±	1.16	8-25-2024	3,326,706	3,326,706
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (1 Month LIBOR +0.22%) ±	1.02	3-25-2028	336,906	335,342
FHLMC Multifamily Structured Pass-Through Certificates Series KF57 Class A (1 Month LIBOR +0.54%) ±	1.34	12-25-2028	890,591	888,521
FHLMC Multifamily Structured Pass-Through Certificates Series KF61 Class A (1 Month LIBOR +0.53%) ±	1.33	3-25-2029	3,231,701	3,225,876
FHLMC Multifamily Structured Pass-Through Certificates Series KF65 Class A (1 Month LIBOR +0.52%) ±	1.32	7-25-2029	1,034,294	1,032,366
FHLMC Multifamily Structured Pass-Through Certificates Series KF66 Class A (1 Month LIBOR +0.52%) ±	1.32	7-25-2029	4,122,938	4,121,696
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series KF84 Class AL (1 Month LIBOR +0.30%) ±	1.10%	7-25-2030	$ 1,520,637	$ 1,515,238
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (1 Month LIBOR +0.30%) ±	1.10	8-25-2030	684,861	682,943
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (1 Month LIBOR +0.33%) ±	1.13	3-25-2030	2,330,420	2,323,824
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2 ±±	1.48	5-25-2051	3,737,961	3,454,187
FHLMC Series 1671 Class QA (11th District COFI +0.95%) ±	1.17	2-15-2024	207,760	208,787
FHLMC Series 1686 Class FE (Enterprise 11th District COFI Institutional Replacement +1.10%) ±	1.32	2-15-2024	2,383	2,397
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity +(0.85)%) ±	2.04	3-15-2024	40,704	40,262
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity +(0.60)%) ±	2.29	5-15-2024	23,873	23,691
FHLMC Series 20 Class F ±±	1.10	7-1-2029	2,406	2,439
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	1.42	4-15-2027	27,362	27,429
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	1.37	6-15-2031	31,149	31,213
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±	7.13	3-15-2032	64,604	6,061
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	1.37	4-15-2028	39,039	39,114
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	1.87	3-15-2032	42,107	43,006
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	1.42	3-15-2032	80,852	81,169
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	1.47	12-15-2032	170,817	172,056
FHLMC Series 264 Class F1 (1 Month LIBOR +0.55%) ±	1.42	7-15-2042	660,876	669,182
FHLMC Series 2682 Class FK (1 Month LIBOR +1.47%) ±	2.34	1-15-2033	3,380,242	3,503,478
FHLMC Series 3067 Class FA (1 Month LIBOR +0.35%) ±	1.22	11-15-2035	593,553	591,368
FHLMC Series 3114 Class FT (1 Month LIBOR +0.35%) ±	1.22	9-15-2030	258,487	258,312
FHLMC Series 3140 Class GF (1 Month LIBOR +0.35%) ±	1.22	3-15-2036	469,079	467,288
FHLMC Series 3146 Class FP (1 Month LIBOR +0.35%) ±	1.22	4-15-2036	422,828	421,309
FHLMC Series 3149 Class FB (1 Month LIBOR +0.35%) ±	1.22	5-15-2036	735,665	733,319
FHLMC Series 319 Class F1 (1 Month LIBOR +0.45%) ±	1.32	11-15-2043	952,527	926,062
FHLMC Series 3240 Class FM (1 Month LIBOR +0.35%) ±	1.22	11-15-2036	776,206	771,568
FHLMC Series 3284 Class CF (1 Month LIBOR +0.37%) ±	1.24	3-15-2037	539,319	537,666
FHLMC Series 3286 Class FA (1 Month LIBOR +0.40%) ±	1.27	3-15-2037	69,563	69,448
FHLMC Series 3311 Class KF (1 Month LIBOR +0.34%) ±	1.21	5-15-2037	909,806	905,334
FHLMC Series 3312 Class FN (1 Month LIBOR +0.22%) ±	1.09	7-15-2036	722,379	714,931
FHLMC Series 3436 Class A ±±	2.16	11-15-2036	292,819	303,735
FHLMC Series 350 Class F2 (1 Month LIBOR +0.35%) ±	0.81	9-15-2040	6,708,892	6,679,164
FHLMC Series 3684 Class FM (1 Month LIBOR +0.35%) ±	0.81	11-15-2036	1,107,307	1,105,063
FHLMC Series 3753 Class FA (1 Month LIBOR +0.50%) ±	1.37	11-15-2040	1,199,658	1,206,016
FHLMC Series 3757 Class PF (1 Month LIBOR +0.50%) ±	1.37	8-15-2040	285,736	286,374
FHLMC Series 3822 Class FY (1 Month LIBOR +0.40%) ±	1.27	2-15-2033	549,353	549,110
FHLMC Series 3827 Class DF (1 Month LIBOR +0.45%) ±	1.32	3-15-2041	426,073	426,322
FHLMC Series 3925 Class FL (1 Month LIBOR +0.45%) ±	1.32	1-15-2041	69,349	69,578
FHLMC Series 3997 Class FQ (1 Month LIBOR +0.50%) ±	1.37	2-15-2042	513,217	516,247
FHLMC Series 4013 Class QF (1 Month LIBOR +0.55%) ±	1.42	3-15-2041	260,265	260,957
FHLMC Series 4039 Class FA (1 Month LIBOR +0.50%) ±	1.37	5-15-2042	798,091	800,434
FHLMC Series 4116 Class LF (1 Month LIBOR +0.30%) ±	1.17	10-15-2042	2,310,227	2,289,922
FHLMC Series 4136 Class DF (1 Month LIBOR +0.30%) ±	1.17	11-15-2042	514,709	510,223
FHLMC Series 4143 Class KF (1 Month LIBOR +0.35%) ±	0.81	9-15-2037	1,744,621	1,737,602
FHLMC Series 4246 Class FE (1 Month LIBOR +0.45%) ±	1.32	2-15-2036	1,938,730	1,942,223
FHLMC Series 4248 Class FL (1 Month LIBOR +0.45%) ±	1.32	5-15-2041	212,832	213,217
FHLMC Series 4316 Class JF (1 Month LIBOR +0.40%) ±	1.27	1-15-2044	736,527	734,489
FHLMC Series 4474 Class WF (1 Month LIBOR +0.35%) ±	0.81	12-15-2036	1,313,361	1,296,739
FHLMC Series 4477 Class FG (1 Month LIBOR +0.30%) ±	0.76	10-15-2040	1,152,551	1,143,698
FHLMC Series 4503 Class FA (1 Month LIBOR +0.35%) ±	0.81	2-15-2042	1,484,581	1,478,248
See accompanying notes to portfolio of investments

4  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 4515 Class FA (1 Month LIBOR +0.37%) ±	0.83%	8-15-2038	$ 221,307	$ 220,286
FHLMC Series 4604 Class PA	3.00	1-15-2044	297,570	296,099
FHLMC Series 4624 Class FA (1 Month LIBOR +0.45%) ±	0.91	12-15-2038	2,547,647	2,539,948
FHLMC Series 4628 Class KF (1 Month LIBOR +0.50%) ±	1.37	1-15-2055	1,317,174	1,320,284
FHLMC Series 4678 Class AF (1 Month LIBOR +0.40%) ±	0.86	12-15-2042	1,068,369	1,063,070
FHLMC Series 4691 Class FA (1 Month LIBOR +0.35%) ±	1.22	6-15-2047	491,512	491,172
FHLMC Series 4707 Class FD (1 Month LIBOR +0.35%) ±	0.81	9-15-2044	3,214,727	3,202,185
FHLMC Series 4708 Class F (1 Month LIBOR +0.30%) ±	1.17	8-15-2047	2,900,309	2,873,601
FHLMC Series 4754 Class FM (1 Month LIBOR +0.30%) ±	1.17	2-15-2048	1,309,625	1,297,041
FHLMC Series 4779 Class WF (1 Month LIBOR +0.35%) ±	0.81	7-15-2044	1,583,621	1,574,309
FHLMC Series 4821 Class FA (1 Month LIBOR +0.30%) ±	1.17	7-15-2048	379,538	376,354
FHLMC Series 4831 Class FD (1 Month LIBOR +0.30%) ±	1.17	10-15-2048	1,281,183	1,272,065
FHLMC Series 4842 Class FA (1 Month LIBOR +0.35%) ±	1.22	11-15-2048	962,836	958,790
FHLMC Series 4851 Class PF (1 Month LIBOR +0.40%) ±	1.27	8-15-2057	3,691,859	3,665,556
FHLMC Series 4906 Class WF (1 Month LIBOR +0.40%) ±	0.86	12-15-2038	2,039,604	2,030,125
FHLMC Series 4908 Class FA (1 Month LIBOR +0.44%) ±	0.90	12-15-2042	1,721,552	1,716,208
FHLMC Series 4915 Class FE (1 Month LIBOR +0.40%) ±	0.86	2-15-2038	4,340,571	4,323,771
FHLMC Series 4921 Class FN (1 Month LIBOR +0.45%) ±	1.46	10-25-2049	963,344	966,641
FHLMC Series 4925 Class FY (1 Month LIBOR +0.45%) ±	1.46	10-25-2049	387,381	386,985
FHLMC Series 4925 Class WF (1 Month LIBOR +0.40%) ±	0.86	8-15-2038	3,876,174	3,861,677
FHLMC Series 4927 Class FG (1 Month LIBOR +0.50%) ±	1.51	11-25-2049	1,422,019	1,429,143
FHLMC Series 4933 Class FA (1 Month LIBOR +0.50%) ±	1.51	12-25-2049	997,457	998,703
FHLMC Series 5062 Class FC (30 Day Average U.S. SOFR +0.20%) ±	0.78	1-25-2051	1,382,304	1,358,316
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	1.41	11-25-2028	371,179	370,365
FHLMC Series T-16 Class A (1 Month LIBOR +0.35%) ±	1.36	6-25-2029	830,778	807,014
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.30%) ±	1.31	12-25-2029	2,090,712	2,075,577
FHLMC Series T-21 Class A (1 Month LIBOR +0.36%) ±	1.37	10-25-2029	783,579	782,821
FHLMC Series T-27 Class A (1 Month LIBOR +0.30%) ±	1.31	10-25-2030	831,799	830,213
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	1.25	12-25-2030	652,380	634,624
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	1.29	9-25-2031	1,359,375	1,350,686
FHLMC Series T-48 Class 2A ±±	3.55	7-25-2033	1,121,938	1,123,351
FHLMC Series T-54 Class 4A ±±	3.55	2-25-2043	697,526	703,772
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	36,342	39,801
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	2.01	5-25-2043	840,082	859,933
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.52	10-25-2044	1,652,781	1,678,269
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.42	2-25-2045	1,443,497	1,454,440
FHLMC Series T-66 Class 2A1 ±±	3.34	1-25-2036	936,014	997,354
FHLMC Series T-67 Class 1A1C ±±	3.10	3-25-2036	2,082,053	2,156,629
FHLMC Series T-67 Class 2A1C ±±	3.18	3-25-2036	2,086,824	2,193,344
FHLMC Series-3236 Class AF (1 Month LIBOR +0.35%) ±	1.22	11-15-2036	2,089,490	2,081,153
FNMA (6 Month LIBOR +1.03%) ±	1.15	2-1-2033	96,852	96,621
FNMA (12 Month Treasury Average +1.18%) ±	1.40	10-1-2044	279,505	280,283
FNMA (1 Month LIBOR +1.17%) ±	1.42	5-1-2029	30,376	30,710
FNMA (12 Month Treasury Average +1.21%) ±	1.42	4-1-2042	691,881	706,977
FNMA (11th District COFI +1.25%) ±	1.47	11-1-2023	3,884	3,885
FNMA (11th District COFI +1.26%) ±	1.48	1-1-2035	184,376	184,611
FNMA (12 Month Treasury Average +1.26%) ±	1.48	1-1-2038	11,718	11,731
FNMA (11th District COFI +1.27%) ±	1.49	3-1-2033	44,854	45,949
FNMA (11th District COFI +1.25%) ±	1.50	11-1-2024	56	56
FNMA (6 Month LIBOR +1.16%) ±	1.50	8-1-2033	2,735	2,732
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	1.52	8-1-2033	533,524	533,981
FNMA (12 Month Treasury Average +1.40%) ±	1.62	12-1-2030	20,368	20,632
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (6 Month LIBOR +1.37%) ±	1.62%	1-1-2032	$ 122,080	$ 122,191
FNMA (6 Month LIBOR +1.38%) ±	1.63	8-1-2031	97,070	97,088
FNMA (6 Month LIBOR +1.38%) ±	1.63	12-1-2031	14,239	14,241
FNMA (Enterprise 11th District COFI Institutional Replacement +1.40%) ±	1.64	4-1-2024	229,349	229,967
FNMA (6 Month LIBOR +1.18%) ±	1.68	8-1-2033	43,134	43,093
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	1.68	7-1-2048	396,550	407,731
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	1.69	8-1-2030	389,443	392,025
FNMA (11th District COFI +1.29%) ±	1.70	9-1-2037	822,239	841,877
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	1.76	8-1-2032	29,578	29,585
FNMA (6 Month LIBOR +1.50%) ±	1.76	6-1-2037	635,764	662,660
FNMA (12 Month LIBOR +1.53%) ±	1.78	9-1-2035	351,836	363,241
FNMA (6 Month LIBOR +1.53%) ±	1.80	1-1-2035	489,320	504,136
FNMA (12 Month LIBOR +1.55%) ±	1.80	9-1-2036	188,446	187,831
FNMA (6 Month LIBOR +1.31%) ±	1.81	10-1-2037	291,664	298,213
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	1.82	2-1-2033	180,447	179,840
FNMA (12 Month LIBOR +1.59%) ±	1.84	6-1-2044	535,108	549,734
FNMA (12 Month LIBOR +1.60%) ±	1.85	9-1-2037	356,826	356,066
FNMA (6 Month LIBOR +1.74%) ±	1.87	12-1-2024	18,732	18,701
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	1.87	3-1-2034	184,155	183,578
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	1.88	8-1-2031	39,880	39,926
FNMA (11th District COFI +1.66%) ±	1.91	1-1-2036	116,177	116,306
FNMA (12 Month Treasury Average +1.73%) ±	1.93	6-1-2035	214,298	221,675
FNMA (12 Month Treasury Average +1.74%) ±	1.95	10-1-2035	277,878	282,603
FNMA (6 Month LIBOR +1.55%) ±	1.98	3-1-2034	95,365	95,898
FNMA (12 Month LIBOR +1.57%) ±	1.98	1-1-2040	67,530	67,715
FNMA (12 Month LIBOR +1.75%) ±	2.00	1-1-2035	229,404	235,115
FNMA (12 Month LIBOR +1.67%) ±	2.00	7-1-2035	405,312	421,112
FNMA (12 Month Treasury Average +1.80%) ±	2.00	11-1-2035	36,896	38,328
FNMA (12 Month LIBOR +1.55%) ±	2.02	6-1-2043	3,456,871	3,533,272
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	2.03	7-1-2038	409,058	409,407
FNMA (12 Month LIBOR +1.71%) ±	2.04	6-1-2036	69,758	72,462
FNMA (6 Month LIBOR +1.93%) ±	2.05	6-1-2032	53,907	54,041
FNMA (11th District COFI +1.83%) ±	2.05	3-1-2033	154,673	155,108
FNMA (12 Month LIBOR +1.72%) ±	2.05	7-1-2043	1,207,293	1,245,556
FNMA (12 Month LIBOR +1.75%) ±	2.07	7-1-2035	235,293	241,673
FNMA (12 Month Treasury Average +1.87%) ±	2.07	11-1-2035	285,022	285,943
FNMA (12 Month LIBOR +1.58%) ±	2.07	9-1-2044	828,772	850,830
FNMA (12 Month LIBOR +1.82%) ±	2.07	12-1-2046	60,269	59,866
FNMA (1 Year Treasury Constant Maturity +1.83%) ±	2.08	4-1-2030	3,788	3,793
FNMA (1 Year Treasury Constant Maturity +1.96%) ±	2.08	3-1-2032	14,118	14,129
FNMA (12 Month LIBOR +1.83%) ±	2.08	1-1-2033	113,448	112,809
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.09	8-1-2025	9,649	9,658
FNMA (11th District COFI +1.86%) ±	2.10	10-1-2027	110,227	111,304
FNMA (6 Month LIBOR +1.51%) ±	2.10	11-1-2034	281,873	281,544
FNMA (12 Month LIBOR +1.72%) ±	2.10	6-1-2035	50,821	52,886
FNMA (11th District COFI +1.87%) ±	2.11	1-1-2036	13,357	13,441
FNMA (12 Month Treasury Average +1.89%) ±	2.12	7-1-2035	343,142	357,025
FNMA (12 Month LIBOR +1.60%) ±	2.12	3-1-2046	853,816	867,124
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	2.14	7-1-2035	83,328	83,561
FNMA (12 Month LIBOR +1.67%) ±	2.14	6-1-2041	960,010	991,469
FNMA (12 Month LIBOR +1.78%) ±	2.14	1-1-2042	1,277,962	1,326,793
FNMA (12 Month LIBOR +1.90%) ±	2.15	10-1-2034	277,318	276,646
FNMA (12 Month LIBOR +1.77%) ±	2.15	7-1-2044	1,684,960	1,753,589
FNMA (12 Month LIBOR +1.91%) ±	2.16	5-1-2038	299,856	314,252
See accompanying notes to portfolio of investments

6  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (11th District COFI +1.82%) ±	2.17%	5-1-2028	$ 24,172	$ 24,266
FNMA (11th District COFI +1.92%) ±	2.17	9-1-2030	130,344	130,730
FNMA (6 Month LIBOR +1.42%) ±	2.17	12-1-2031	110,037	110,148
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	2.17	2-1-2033	40,959	40,997
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	2.18	10-1-2025	16,297	16,264
FNMA (12 Month Treasury Average +1.97%) ±	2.18	11-1-2035	12,769	13,328
FNMA (12 Month LIBOR +1.93%) ±	2.18	5-1-2037	528,696	551,970
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.19	8-1-2033	215,367	215,670
FNMA (12 Month Treasury Average +1.98%) ±	2.19	11-1-2035	301,391	304,382
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.21	9-1-2030	24,667	24,687
FNMA (12 Month Treasury Average +1.99%) ±	2.21	7-1-2035	288,618	298,050
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.21	1-1-2036	28,383	28,401
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.22	7-1-2035	40,615	41,923
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.22	7-1-2035	206,333	212,572
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.22	9-1-2035	503,824	524,958
FNMA (6 Month LIBOR +1.98%) ±	2.23	9-1-2033	44,549	44,452
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.23	6-1-2035	49,406	49,462
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.24	8-1-2035	217,653	224,933
FNMA (12 Month Treasury Average +2.05%) ±	2.24	10-1-2035	131,377	137,524
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.24	1-1-2036	189,662	190,094
FNMA (12 Month LIBOR +2.00%) ±	2.25	9-1-2035	168,510	176,193
FNMA (12 Month LIBOR +1.65%) ±	2.25	11-1-2038	89,898	92,410
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	2.26	9-1-2036	199,262	199,412
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	2.26	4-1-2040	65,214	67,161
FNMA (12 Month LIBOR +1.60%) ±	2.26	8-1-2050	2,766,871	2,603,795
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	2.27	6-1-2032	45,769	45,688
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	2.28	7-1-2025	140	140
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.28	9-1-2026	11,549	11,544
FNMA (6 Month LIBOR +1.96%) ±	2.28	1-1-2033	48,647	48,550
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.29	12-1-2030	15,403	15,395
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	2.29	12-1-2039	94,600	94,494
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.30	12-1-2024	10,567	10,544
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	2.30	12-1-2033	204,534	204,388
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.31	1-1-2033	391,635	394,491
FNMA (12 Month LIBOR +1.70%) ±	2.31	4-1-2034	302,690	311,812
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	2.31	5-1-2034	292,892	291,606
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.31	7-1-2037	131,268	137,192
FNMA (12 Month Treasury Average +2.07%) ±	2.32	1-1-2035	227,797	230,667
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.33	9-1-2022	2,364	2,365
FNMA (6 Month LIBOR +2.01%) ±	2.35	10-1-2024	5,148	5,142
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	2.35	11-1-2024	17,618	17,644
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	8-1-2031	80,416	80,225
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	10-1-2034	94,241	94,118
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.35	6-1-2035	183,322	189,031
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.36	12-1-2040	1,392,935	1,446,541
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.37	7-1-2028	50	50
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	2.38	7-1-2027	45,275	45,347
FNMA (12 Month LIBOR +1.62%) ±	2.38	8-1-2050	2,980,543	2,821,536
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.39	1-1-2036	214,543	215,419
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.39	12-1-2040	1,611,579	1,673,508
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.40	4-1-2024	1,551	1,552
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	2.40	7-1-2024	3,023	3,014
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.40	10-1-2024	10,098	10,089
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.40	9-1-2033	165,879	165,727
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.40%	10-1-2036	$ 244,666	$ 254,532
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.41	1-1-2037	373,366	375,395
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.41	4-1-2038	279,924	281,424
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.42	5-1-2033	272,385	271,915
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	2.43	11-1-2034	151,708	158,437
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.44	5-1-2025	12,195	12,175
FNMA (11th District COFI +1.70%) ±	2.44	4-1-2030	483	483
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	2.44	12-1-2032	178,039	177,363
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.44	12-1-2034	282,149	286,127
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.44	3-1-2035	187,741	187,162
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.44	9-1-2035	1,057,820	1,099,878
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.45	1-1-2031	116,914	117,029
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.45	6-1-2032	12,264	12,229
FNMA (11th District COFI +1.09%) ±	2.45	10-1-2034	16,044	16,066
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.45	5-1-2036	967,402	991,272
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	2.47	9-1-2028	26,307	26,316
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	2.47	12-1-2040	3,704,877	3,840,515
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.48	7-1-2038	1,646,370	1,715,082
FNMA (6 Month LIBOR +1.74%) ±	2.49	10-1-2024	16,109	16,049
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	2.49	8-1-2026	12,008	11,969
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	2.49	1-1-2027	69,147	69,124
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	2.49	6-1-2037	765,208	794,972
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.50	7-1-2027	11,663	11,647
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.50	10-1-2034	541,233	562,169
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.50	11-1-2038	1,867,471	1,945,306
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.51	9-1-2030	302,393	301,853
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	2.51	12-1-2030	331,163	331,429
FNMA (12 Month Treasury Average +2.33%) ±	2.51	8-1-2035	254,782	256,974
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	2.53	6-1-2024	12,248	12,205
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.53	7-1-2030	134,090	133,726
FNMA (12 Month LIBOR +1.75%) ±	2.53	4-1-2033	275,138	273,872
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	2.53	9-1-2033	289,800	289,816
FNMA (6 Month LIBOR +2.25%) ±	2.54	3-1-2034	393,741	396,691
FNMA (12 Month LIBOR +1.62%) ±	2.54	4-1-2050	1,440,190	1,412,881
FNMA (12 Month Treasury Average +2.35%) ±	2.57	8-1-2040	293,752	297,020
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.58	5-1-2033	58,350	58,317
FNMA (12 Month Treasury Average +2.48%) ±	2.58	6-1-2040	440,627	441,305
FNMA (1 Year Treasury Constant Maturity +2.48%) ±	2.61	5-1-2035	315,737	330,603
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	2.61	7-1-2037	76,426	76,786
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.63	6-1-2032	68,481	68,272
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	2.64	11-1-2024	9,759	9,739
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	2.64	4-1-2028	57,186	56,967
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	2.64	9-1-2037	262,544	261,550
FNMA (1 Year Treasury Constant Maturity +2.54%) ±	2.65	7-1-2028	133,268	133,311
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.66	10-1-2029	196,630	196,150
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.68	8-1-2026	27,091	26,923
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	2.72	10-1-2025	3,756	3,750
FNMA (6 Month LIBOR +2.48%) ±	2.73	7-1-2033	26,909	26,836
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	2.74	4-1-2038	161,481	160,968
FNMA (Federal COFI +2.00%) ±	2.75	8-1-2029	20,888	20,943
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	2.78	9-1-2030	281,707	280,742
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	2.79	7-1-2029	182,610	181,671
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	2.80	6-1-2027	31,616	31,645
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	2.80	10-1-2028	65,900	65,881
FNMA (1 Year Treasury Constant Maturity +2.54%) ±	2.80	8-1-2035	180,279	179,962
See accompanying notes to portfolio of investments

8  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR +1.75%) ±	2.81%	5-1-2035	$ 347,633	$ 357,674
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	2.82	5-1-2034	104,713	104,416
FNMA (6 Month LIBOR +2.50%) ±	2.85	4-1-2033	139,986	139,145
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.87	5-1-2027	29,994	29,845
FNMA (12 Month LIBOR +1.75%) ±	2.89	4-1-2034	173,644	172,374
FNMA (1 Year Treasury Constant Maturity +2.88%) ±	2.90	9-1-2030	97,449	97,627
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	2.90	8-1-2031	23,135	23,078
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	2.91	7-1-2037	959,202	1,013,475
FNMA (1 Year Treasury Constant Maturity +2.53%) ±	2.93	1-1-2029	45,631	45,580
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	2.97	6-1-2027	35,740	35,782
FNMA (6 Month LIBOR +2.40%) ±	2.97	5-1-2033	519,546	521,486
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	3.01	5-1-2037	293,470	292,953
FNMA (6 Month LIBOR +2.31%) ±	3.06	4-1-2033	152,977	152,203
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	3.10	7-1-2035	39,041	39,010
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.12	3-1-2031	19,394	19,382
FNMA (11th District COFI +1.25%) ±	3.17	4-1-2034	287,699	299,921
FNMA (Federal COFI +2.44%) ±	3.22	2-1-2029	311,181	312,327
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.24	7-1-2028	29,842	29,843
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	3.30	1-1-2026	46,793	46,707
FNMA (6 Month LIBOR +2.70%) ±	3.33	4-1-2024	31,650	31,593
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.49	9-1-2031	99,526	99,135
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	3.50	3-1-2027	11,729	11,748
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	3.50	11-1-2029	5,034	4,996
FNMA (11th District COFI +1.83%) ±	3.56	6-1-2034	44,963	45,232
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	3.64	3-1-2030	3,503	3,496
FNMA (1 Year Treasury Constant Maturity +2.70%) ±	3.64	5-1-2035	486,670	485,834
FNMA (5 Year Treasury Constant Maturity +2.42%) ±	3.77	6-1-2028	13,164	13,207
FNMA (6 Month LIBOR +3.57%) ±	3.95	11-1-2031	2,645	2,642
FNMA (11th District COFI +1.93%) ±	4.01	12-1-2036	20,585	21,893
FNMA (6 Month LIBOR +3.48%) ±	4.05	12-1-2032	118,281	118,159
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	4.39	10-1-2025	3,105	3,112
FNMA (11th District COFI +1.89%) ±	4.61	5-1-2034	62,051	63,346
FNMA	6.50	8-1-2028	27,239	27,413
FNMA	6.50	5-1-2031	54,444	58,021
FNMA	7.06	12-1-2024	10,486	10,518
FNMA	7.06	1-1-2027	11,872	11,897
FNMA	7.50	1-1-2031	18,778	19,044
FNMA	7.50	1-1-2033	45,317	47,384
FNMA	7.50	5-1-2033	45,928	48,024
FNMA	7.50	5-1-2033	69,245	72,594
FNMA	7.50	7-1-2033	23,242	23,416
FNMA	7.50	8-1-2033	40,694	41,821
FNMA	8.00	12-1-2026	19,192	19,664
FNMA	8.00	2-1-2030	113	114
FNMA	8.00	3-1-2030	69	70
FNMA	8.00	5-1-2033	32,770	33,083
FNMA	8.50	8-15-2024	2,149	2,169
FNMA Series 2010-8 Class FE (1 Month LIBOR +0.79%) ±	1.80	2-25-2040	2,960,362	3,015,125
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity +(0.65)%) ±	2.22	7-25-2023	5,085	5,082
FNMA Series 1993-247 Class FM (12 Month LIBOR +1.20%) ±	3.33	12-25-2023	36,919	37,101
FNMA Series 1994-14 Class F (12 Month LIBOR +1.60%) ±	3.73	10-25-2023	18,605	18,739
FNMA Series 2001-50 Class BA	7.00	10-25-2041	67,919	72,884
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	1.54	12-18-2031	50,122	50,353
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	1.56%	1-25-2032	$ 23,581	$ 23,670
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	64,238	66,492
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,064,150	1,136,581
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	86,231	92,942
FNMA Series 2001-T12 Class A4 ±±	3.84	8-25-2041	1,999,958	2,040,454
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.12%) ±	0.91	8-25-2031	29,756	28,161
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	264,666	270,939
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	1.91	2-25-2032	42,110	42,562
FNMA Series 2002-33 Class A4 ±±	5.32	11-25-2030	73,155	74,973
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	1.41	9-25-2032	106,639	106,621
FNMA Series 2002-66 Class A3 ±±	3.68	4-25-2042	4,196,128	4,297,579
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	844,924	935,489
FNMA Series 2002-T12 Class A5 ±±	4.30	10-25-2041	951,933	954,433
FNMA Series 2002-T18 Class A5 ±±	4.12	5-25-2042	1,927,065	1,958,698
FNMA Series 2002-T19 Class A4 ±±	4.15	3-25-2042	109,635	114,071
FNMA Series 2002-W01 Class 3A ±±	3.27	4-25-2042	487,696	481,384
FNMA Series 2002-W04 Class A6 ±±	3.45	5-25-2042	873,356	884,280
FNMA Series 2003-07 Class A2 ±±	3.61	5-25-2042	343,527	347,185
FNMA Series 2003-63 Class A8 ±±	3.40	1-25-2043	707,927	722,760
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.95	3-25-2033	838,439	834,351
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	224,398	249,488
FNMA Series 2003-W04 Class 5A ±±	3.35	10-25-2042	510,264	494,155
FNMA Series 2003-W08 Class 4A ±±	3.63	11-25-2042	680,896	674,869
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.91	6-25-2033	992,754	953,841
FNMA Series 2003-W10 Class 2A ±±	3.23	6-25-2043	1,354,402	1,334,744
FNMA Series 2003-W18 Class 2A ±±	3.41	6-25-2043	1,638,089	1,645,429
FNMA Series 2003-W6 Class 6A ±±	3.22	8-25-2042	596,576	601,335
FNMA Series 2004-17 Class FT (1 Month LIBOR +0.40%) ±	1.41	4-25-2034	477,331	477,127
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	264,725	290,824
FNMA Series 2004-T03 Class 2A ±±	3.36	8-25-2043	671,779	687,004
FNMA Series 2004-T1 Class 2A ±±	2.97	8-25-2043	838,332	822,388
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	137,229	151,240
FNMA Series 2004-W01 Class 3A ±±	3.82	1-25-2043	36,226	36,855
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	47,519	52,065
FNMA Series 2004-W12 Class 2A ±±	3.50	6-25-2044	2,072,897	2,087,444
FNMA Series 2004-W15 Class 3A ±±	3.36	6-25-2044	2,939,583	2,982,650
FNMA Series 2005-25 Class PF (1 Month LIBOR +0.35%) ±	1.36	4-25-2035	683,321	681,187
FNMA Series 2005-W03 Class 3A ±±	3.34	4-25-2045	556,555	577,557
FNMA Series 2006-112 Class LF (1 Month LIBOR +0.55%) ±	1.56	11-25-2036	1,006,520	1,012,366
FNMA Series 2006-16 Class FA (1 Month LIBOR +0.30%) ±	1.31	3-25-2036	448,646	446,273
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	1.58	6-25-2036	734,343	738,473
FNMA Series 2006-5 Class 1-A ±±	2.14	8-25-2034	2,255,287	2,312,474
FNMA Series 2006-50 Class FE (1 Month LIBOR +0.40%) ±	1.41	6-25-2036	1,359,199	1,360,422
FNMA Series 2006-W01 Class 3A ±±	2.46	10-25-2045	1,930,314	1,968,150
FNMA Series 2007-109 Class PF (1 Month LIBOR +0.65%) ±	1.66	12-25-2037	537,392	543,395
FNMA Series 2007-4 Class DF (1 Month LIBOR +0.45%) ±	1.45	2-25-2037	608,249	607,490
FNMA Series 2007-86 Class FA (1 Month LIBOR +0.45%) ±	1.46	9-25-2037	1,081,610	1,082,891
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	0.92	8-27-2036	114,548	112,028
FNMA Series 2008-67 Class FG (1 Month LIBOR +1.00%) ±	2.01	7-25-2038	623,062	640,343
FNMA Series 2009-106 Class FA (1 Month LIBOR +0.75%) ±	1.76	1-25-2040	878,734	891,268
FNMA Series 2009-11 Class FU (1 Month LIBOR +1.00%) ±	2.01	3-25-2049	258,417	260,479
FNMA Series 2010-1 Class FK (1 Month LIBOR +1.20%) ±	2.21	2-25-2040	2,185,981	2,231,095
FNMA Series 2010-27 Class BF (1 Month LIBOR +0.55%) ±	1.56	4-25-2040	1,797,022	1,807,854
FNMA Series 2010-27 Class FG (1 Month LIBOR +1.00%) ±	2.01	4-25-2040	2,704,514	2,743,576
See accompanying notes to portfolio of investments

10  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2010-54 Class AF (1 Month LIBOR +0.56%) ±	1.57%	4-25-2037	$ 243,498	$ 245,074
FNMA Series 2010-54 Class FT (1 Month LIBOR +0.76%) ±	1.77	4-25-2037	3,579,416	3,634,954
FNMA Series 2011-21 Class PF (1 Month LIBOR +0.35%) ±	1.36	12-25-2041	208,302	207,088
FNMA Series 2011-71 Class FA (1 Month LIBOR +0.62%) ±	1.63	12-25-2036	1,730,232	1,746,336
FNMA Series 2012-122 Class FM (1 Month LIBOR +0.40%) ±	1.41	11-25-2042	1,026,437	1,023,688
FNMA Series 2012-17 Class EF (1 Month LIBOR +0.45%) ±	1.46	3-25-2041	1,452,545	1,454,191
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	2.71	5-25-2027	113,863	116,782
FNMA Series 2013-130 Class CF (1 Month LIBOR +0.25%) ±	1.26	6-25-2043	360,089	357,658
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%) ±	0.81	3-25-2043	3,356,758	3,345,492
FNMA Series 2013-M2 Class AFL (1 Month LIBOR +0.35%) ±	1.36	1-25-2023	1,275,483	1,276,144
FNMA Series 2014-10 Class CF (1 Month LIBOR +0.30%) ±	0.76	3-25-2044	769,106	764,972
FNMA Series 2014-49 Class AF (1 Month LIBOR +0.32%) ±	0.78	8-25-2044	130,298	129,593
FNMA Series 2015-38 Class DF (1 Month LIBOR +0.31%) ±	0.77	6-25-2055	1,751,128	1,750,614
FNMA Series 2015-4 Class FA (1 Month LIBOR +0.35%) ±	0.81	2-25-2045	1,134,199	1,129,517
FNMA Series 2015-M14 Class FA (1 Month LIBOR +0.62%) ±	1.63	10-25-2025	3,607,501	3,631,531
FNMA Series 2016-40 Class AF (1 Month LIBOR +0.45%) ±	0.91	7-25-2046	4,968,720	4,955,461
FNMA Series 2016-40 Class PF (1 Month LIBOR +0.45%) ±	0.91	7-25-2046	4,645,387	4,652,358
FNMA Series 2016-58 Class FA (1 Month LIBOR +0.48%) ±	0.94	8-25-2046	488,083	483,567
FNMA Series 2016-62 Class AF (1 Month LIBOR +0.45%) ±	0.91	9-25-2046	628,303	631,244
FNMA Series 2016-64 Class KF (1 Month LIBOR +0.47%) ±	0.93	9-25-2046	1,252,435	1,258,000
FNMA Series 2016-76 Class CF (1 Month LIBOR +0.45%) ±	0.91	10-25-2046	764,405	761,783
FNMA Series 2016-82 Class FM (1 Month LIBOR +0.40%) ±	0.86	11-25-2046	1,530,661	1,525,614
FNMA Series 2016-87 Class AF (1 Month LIBOR +0.40%) ±	0.86	11-25-2046	333,494	330,985
FNMA Series 2016-M10 Class FA (1 Month LIBOR +0.62%) ±	1.63	8-25-2028	3,391,296	3,394,915
FNMA Series 2017-45 Class FA (1 Month LIBOR +0.32%) ±	0.78	6-25-2047	3,822,415	3,794,596
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%) ±	1.49	4-25-2029	2,979,060	2,992,862
FNMA Series 2017-M9 Class F (1 Month LIBOR +0.48%) ±	1.49	5-25-2029	4,833,212	4,856,021
FNMA Series 2018-39 Class WF (1 Month LIBOR +0.30%) ±	0.76	6-25-2048	3,623,687	3,607,341
FNMA Series 2018-47 Class PC	3.50	9-25-2047	231,583	226,456
FNMA Series 2018-72 Class FB (1 Month LIBOR +0.35%) ±	1.36	10-25-2058	2,766,825	2,747,724
FNMA Series 2019-25 Class FA (1 Month LIBOR +0.45%) ±	1.46	6-25-2049	302,619	302,512
FNMA Series 2019-38 Class AF (1 Month LIBOR +0.40%) ±	0.86	7-25-2049	3,981,737	4,009,973
FNMA Series 2019-41 Class F (1 Month LIBOR +0.50%) ±	1.51	8-25-2059	2,603,798	2,592,771
FNMA Series 2019-42 Class MF (1 Month LIBOR +0.40%) ±	0.86	8-25-2059	2,144,329	2,123,019
FNMA Series 2019-5 Class FE (1 Month LIBOR +0.45%) ±	1.46	3-25-2049	421,194	421,453
FNMA Series 2019-53 Class FA (1 Month LIBOR +0.40%) ±	0.86	9-25-2049	1,665,965	1,657,096
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,919,730	2,799,333
FNMA Series 2020-29 Class FA (1 Month LIBOR +0.65%) ±	1.11	5-25-2050	1,251,322	1,260,650
FNMA Series 2020-36 Class FH (1 Month LIBOR +0.45%) ±	1.46	6-25-2050	2,850,473	2,848,147
FNMA Series 2020-37 Class FD (1 Month LIBOR +0.40%) ±	1.41	6-25-2050	2,741,342	2,739,820
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR +0.18%) ±	0.33	12-25-2051	4,281,114	4,233,270
FNMA Series G93-1 Class K	6.68	1-25-2023	3,183	3,203
GNMA (1 Month LIBOR +0.62%) ±	0.85	5-20-2058	149,830	149,282
GNMA (1 Year Treasury Constant Maturity +1.40%) ±	2.54	6-20-2058	37,005	37,276
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	2.63	1-20-2034	939,049	947,997
GNMA	6.45	4-20-2025	15,864	16,437
GNMA	6.45	9-20-2025	18,532	19,917
GNMA	6.50	8-20-2034	120,515	121,882
GNMA	9.00	9-20-2024	379	382
GNMA	9.00	11-20-2024	47	47
GNMA	9.00	1-20-2025	1,331	1,357
GNMA	9.00	2-20-2025	2,444	2,475
GNMA Series 2004-80 Class FA (1 Month LIBOR +0.40%) ±	1.33	10-20-2034	412,633	412,714
GNMA Series 2006-16 Class DF (1 Month LIBOR +0.11%) ±	1.04	4-20-2036	2,049,281	2,037,960
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	1.68%	8-20-2038	$ 711,451	$ 716,460
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	1.88	8-20-2038	868,682	878,548
GNMA Series 2009-12 Class FA (1 Month LIBOR +0.95%) ±	1.88	3-20-2039	1,136,598	1,148,810
GNMA Series 2009-15 Class FL (1 Month LIBOR +0.95%) ±	1.88	3-20-2039	1,136,598	1,147,503
GNMA Series 2009-29 Class FL (1 Month LIBOR +0.65%) ±	1.52	5-16-2039	1,224,138	1,234,475
GNMA Series 2009-36 Class FE (1 Month LIBOR +0.80%) ±	1.73	9-20-2038	1,139,836	1,150,138
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	1.93	7-20-2039	860,930	873,226
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±	1.82	7-16-2039	419,575	425,489
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±	1.59	2-16-2040	573,619	579,323
GNMA Series 2010-79 Class YF (1 Month LIBOR +0.35%) ±	1.28	5-20-2035	1,907,197	1,904,385
GNMA Series 2011-117 Class FJ (1 Month LIBOR +0.87%) ±	1.80	8-20-2041	1,083,857	1,101,084
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±	0.93	2-20-2061	623,979	621,368
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±	0.97	6-20-2061	444,942	443,306
GNMA Series 2012-124 Class GF (1 Month LIBOR +0.25%) ±	1.18	10-20-2042	1,215,604	1,202,088
GNMA Series 2014-44 Class IA	3.50	5-20-2028	2,331,022	117,197
GNMA Series 2014-H16 Class FL (1 Month LIBOR +0.47%) ±	0.71	7-20-2064	832,693	827,822
GNMA Series 2014-H22 Class FC (1 Month LIBOR +0.48%) ±	0.92	11-20-2064	1,640,628	1,630,959
GNMA Series 2015-H23 Class TA (1 Month LIBOR +0.47%) ±	0.91	9-20-2065	1,594,378	1,584,188
GNMA Series 2016-H24 Class FD (12 Month LIBOR +0.30%) ±	0.53	11-20-2066	417,406	410,425
GNMA Series 2017-130 Class FH (1 Month LIBOR +0.30%) ±	1.23	8-20-2047	1,750,641	1,736,632
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±	2.35	5-20-2067	3,073,178	3,023,013
GNMA Series 2017-H11 Class FP (1 Month LIBOR +0.22%) ±	0.66	4-20-2067	66,653	66,428
GNMA Series 2018-120 Class FL (1 Month LIBOR +0.30%) ±	1.23	9-20-2048	306,043	304,114
GNMA Series 2018-49 Class FM (1 Month LIBOR +0.25%) ±	1.18	4-20-2048	1,380,416	1,369,270
GNMA Series 2018-H07 Class FD (1 Month LIBOR +0.30%) ±	0.74	5-20-2068	453,009	449,411
GNMA Series 2018-H13 Class FC (1 Month LIBOR +0.30%) ±	0.74	7-20-2068	337,314	334,014
GNMA Series 2019-103 Class FG (1 Month LIBOR +0.45%) ±	1.38	4-20-2049	1,190,142	1,181,157
GNMA Series 2019-129 Class WF (1 Month LIBOR +0.40%) ±	0.40	2-20-2046	1,496,642	1,505,530
GNMA Series 2019-42 Class F (1 Month LIBOR +0.45%) ±	1.25	3-20-2046	1,570,658	1,568,161
GNMA Series 2019-90 Class FD (1 Month LIBOR +0.35%) ±	1.28	7-20-2049	3,148,203	3,131,692
GNMA Series 2019-H06 Class FD (1 Month LIBOR +0.72%) ±	1.16	1-20-2069	692,255	690,829
GNMA Series 2019-H09 Class FE (1 Month LIBOR +0.50%) ±	0.94	4-20-2069	1,049,744	1,043,126
GNMA Series 2019-H10 Class FB (1 Month LIBOR +0.60%) ±	1.04	6-20-2069	3,079,254	3,055,429
GNMA Series 2019-H15 Class FE (1 Month LIBOR +0.63%) ±	1.07	9-20-2069	2,168,944	2,163,050
GNMA Series 2020-H12 Class F (1 Month LIBOR +0.50%) ±	0.94	7-20-2070	852,665	844,578
GNMA Series 2020-H19 Class FB (1 Month LIBOR +0.45%) ±	0.89	11-20-2070	2,600,478	2,567,394
GNMA Series 2021-H01 Class FC (1 Month LIBOR +0.40%) ±	0.84	11-20-2070	1,685,990	1,662,044
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR +0.30%) ±	0.80	4-20-2070	4,028,369	3,964,188
Total Agency securities (Cost $442,114,709)				438,232,987
Asset-backed securities: 10.51%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR +1.00%) 144A±	2.01	10-25-2056	2,067,152	2,052,977
Cal Dive I Title XI Incorporated ±	4.93	2-1-2027	2,830,462	2,937,819
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±	1.76	2-27-2068	2,365,267	2,278,032
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR +0.80%) 144A±	1.81	9-25-2068	3,970,059	3,900,061
ECMC Group Student Loan Trust Series 2019-1A Class A1B (1 Month LIBOR +1.00%) 144A±	2.01	7-25-2069	2,704,740	2,635,727
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%) 144A±	2.16	11-25-2069	3,170,900	3,109,160
See accompanying notes to portfolio of investments

12  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	2.01%	1-27-2070	$ 2,560,503	$ 2,512,185
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR +0.85%) 144A±	2.03	10-25-2035	616,787	612,422
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	1,133,269	1,119,139
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR +0.60%) 144A±	1.61	7-26-2066	1,343,140	1,340,749
Navient Student Loan Trust Series 2018-2A Class A2 (1 Month LIBOR +0.38%) 144A±	1.39	3-25-2067	992,861	989,255
Navient Student Loan Trust Series 2018-2A Class A3 (1 Month LIBOR +0.75%) 144A±	1.76	3-25-2067	5,280,000	5,115,339
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.42%) 144A±	1.43	3-25-2067	1,371,731	1,367,021
Navient Student Loan Trust Series 2018-4A Class A2 144A (1 Month LIBOR +0.68%) 144A±	1.69	6-27-2067	4,196,534	4,079,127
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR +1.00%) 144A±	2.01	2-27-2068	7,414,424	7,276,857
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR +0.90%) 144A±	1.91	8-26-2069	1,241,340	1,229,555
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	1,320,425	1,258,922
Navient Student Loan Trust Series 2021-1A Class A1B 144A (1 Month LIBOR +0.60%) 144A±	1.61	12-26-2069	979,957	951,462
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR +0.90%) 144A±	1.91	6-27-2067	3,497,127	3,479,945
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR +0.87%) 144A±	1.88	9-26-2067	752,818	743,424
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR +0.50%) 144A±	1.51	1-25-2068	748,009	743,974
New Hampshire Higher Education Loan Corporation Series 2020-1 Class A1B (1 Month LIBOR +1.20%) ±	2.21	9-25-2060	2,819,444	2,766,405
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	1.50	12-17-2068	4,000,000	3,899,352
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	1.78	10-25-2029	364,230	360,951
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR +0.12%) ±	1.30	1-25-2027	392,111	390,193
South Carolina Student Loan Series 2008-1 Class A4 (3 Month LIBOR +1.00%) ±	1.52	9-3-2024	159,414	159,471
Total Asset-backed securities (Cost $58,508,544)				57,309,524
Non-agency mortgage-backed securities: 4.33%
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	914,554	887,559
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	1,215,876	1,203,997
Credit Suisse Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.27	11-25-2066	2,873,005	2,572,811
FRESB Mortgage Trust Series 2022-SB94 Class A5H ±±	1.72	11-25-2041	5,985,331	5,714,866
Goldman Sachs Mortgage-Backed Securities Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	705,601	660,451
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2 144A±±	1.36	9-25-2056	713,818	640,008
Imperial Fund Mortgage Trust Series 2022-NQM1 Class A1 144A±±	2.49	2-25-2067	2,625,781	2,536,526
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	2.45%	12-25-2046	$ 885,661	$ 851,922
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	1.81	11-25-2053	1,131,000	1,123,864
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	392,651	379,287
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR +0.90%) 144A±	1.91	1-25-2048	1,281,635	1,262,390
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1 144A±±	2.75	11-25-2059	231,763	223,692
Onslow Bay Financial LLC Series 2022-NQM1 Class A1 144A±±	2.31	11-25-2061	3,124,937	2,953,389
Starwood Commercial Mortgage Trust Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%) 144A±	1.75	11-15-2038	960,000	939,600
Starwood Mortgage Residential Trust Series 2021-2 Class A1 144A±±	0.94	5-25-2065	1,049,991	991,735
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR +0.60%) 144A±	1.61	2-25-2057	672,396	666,131
Total Non-agency mortgage-backed securities (Cost $24,803,260)				23,608,228

		Yield	Shares
Short-term investments: 4.09%
Investment companies: 4.09%
Allspring Government Money Market Fund Select Class ♠∞		0.65	22,277,363	22,277,363
Total Short-term investments (Cost $22,277,363)				22,277,363
Total investments in securities (Cost $547,703,876)	99.34%			541,428,102
Other assets and liabilities, net	0.66			3,600,860
Total net assets	100.00%			$545,028,962

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

14  |  Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$42,764,138	$484,653,894	$(505,140,669)	$0	$0	$22,277,363	22,277,363	$29,748
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	54	9-21-2022	$(6,487,465)	$(6,450,469)	$36,996	$0
2-Year U.S. Treasury Notes	439	9-30-2022	(92,734,164)	(92,673,586)	60,578	0
5-Year Ultra Futures	253	9-30-2022	(28,672,342)	(28,577,141)	95,201	0
					$192,775	$0
See accompanying notes to portfolio of investments

Allspring Adjustable Rate Government Fund  |  15

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16  |  Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$438,232,987	$0	$438,232,987
Asset-backed securities	0	57,309,524	0	57,309,524
Non-agency mortgage-backed securities	0	23,608,228	0	23,608,228
Short-term investments
Investment companies	22,277,363	0	0	22,277,363
	22,277,363	519,150,739	0	541,428,102
Futures contracts	192,775	0	0	192,775
Total assets	$22,470,138	$519,150,739	$0	$541,620,877
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $812,982 was segregated as cash collateral for open futures contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Adjustable Rate Government Fund  |  17